Revenue Information (Tables)	6 Months Ended
Jun. 30, 2014
Revenue Information
Schedule of revenue categories

	Year Ended December 31,			Six Months Ended June 30,
	2011	2012	2013	2013	2014
				(unaudited)
Transaction revenue	$71,222	$64,703	$118,713	$48,959	$86,119
Data and other revenue	5,108	15,186	15,245	7,307	8,308

Total revenues	$76,330	$79,889	$133,958	$56,266	$94,427